BORROWINGS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
BORROWINGS
Schedule of borrowings
	March 31, 2021	December 31, 2020

Bank loans	$252,299	$253,005
Other borrowings	514,495	515,936

Total	766,794	768,941

Current portion	617,932	588,279
Non-current portion	148,862	180,662

	$766,794	$768,941

	As of December 31
	2020	2019

Bank loans	$253,005	$-
Other borrowings	515,936	-

Total	$768,941	$-

Current portion	$588,279	$-
Non-current portion	180,662	-

Total	$768,941	$-